UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   27-Oct-04

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          131

Form 13F Information Table Value Total:      $134,454


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2047 25600.000SH       SOLE                  650.000         24950.000
                                                               118 1475.000 SH       DEFINED 0001091923                     1475.000
AFLAC Inc.                     COM              001055102     4135 105458.000SH      SOLE                 2500.000        102958.000
                                                               226 5775.000 SH       DEFINED 0001091923                     5775.000
Abbott Laboratories            COM              002824100      233 5500.000 SH       SOLE                                   5500.000
                                                                42 1000.000 SH       DEFINED 0001091923                     1000.000
Alberto Culver Co CL A         COM              013068101     1876 43156.000SH       SOLE                 1325.000         41831.000
                                                                65 1500.000 SH       DEFINED 0001091923                     1500.000
Amerada Hess Corp.             COM              023551104      920 10342.000SH       SOLE                  890.000          9452.000
                                                                63  705.000 SH       DEFINED 0001091923                      705.000
American Express Co.           COM              025816109     3270 63551.223SH       SOLE                 1885.000         61666.223
                                                                95 1845.000 SH       DEFINED 0001091923                     1845.000
American Intl Grp.             COM              026874107     3104 45651.027SH       SOLE                 1550.000         44101.027
                                                               179 2634.000 SH       DEFINED 0001091923                     2634.000
Amgen                          COM              031162100      315 5550.000 SH       SOLE                                   5550.000
                                                                57 1000.000 SH       DEFINED 0001091923                     1000.000
Anheuser-Busch Co.             COM              035229103     2328 46611.000SH       SOLE                 1835.000         44776.000
                                                               118 2370.000 SH       DEFINED 0001091923                     2370.000
Auto Data Processing           COM              053015103     1411 34141.000SH       SOLE                  650.000         33491.000
                                                                59 1425.000 SH       DEFINED 0001091923                     1425.000
BP Amoco ADR                   ADR              055622104      132 2292.000 SH       SOLE                                   2292.000
                                                               152 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     4179 96448.000SH       SOLE                 2745.000         93703.000
                                                              1620 37382.000SH       DEFINED 0001091923                    37382.000
Bear Stearns Cos. Inc.         COM              073902108     2947 30645.000SH       SOLE                 1240.000         29405.000
                                                                55  575.000 SH       DEFINED 0001091923                      575.000
ChevronTexaco Corp.            COM              166764100     1027 19140.000SH       SOLE                  675.000         18465.000
                                                                32  600.000 SH       DEFINED 0001091923                      600.000
Cintas Corp.                   COM              172908105      470 11175.000SH       SOLE                                  11175.000
                                                                38  900.000 SH       DEFINED 0001091923                      900.000
Cisco Systems, Inc.            COM              17275R102      629 34760.000SH       SOLE                  900.000         33860.000
                                                                 7  400.000 SH       DEFINED 0001091923                      400.000
Citigroup, Inc.                COM              172967101     1925 43640.525SH       SOLE                 3960.000         39680.525
                                                                58 1325.000 SH       DEFINED 0001091923                     1325.000
Coca Cola Company              COM              191216100      182 4540.000 SH       SOLE                                   4540.000
                                                               160 4000.000 SH       DEFINED 0001091923                     4000.000
Colgate Palmolive              COM              194162103      419 9280.000 SH       SOLE                                   9280.000
                                                                11  250.000 SH       DEFINED 0001091923                      250.000
Danaher Corp.                  COM              235851102     4112 80190.000SH       SOLE                 2450.000         77740.000
                                                               210 4095.000 SH       DEFINED 0001091923                     4095.000
Dell Inc.                      COM              24702r101     1459 40979.000SH       SOLE                 1700.000         39279.000
                                                                30  850.000 SH       DEFINED 0001091923                      850.000
Disney (Walt) Holding Co.      COM              254687106     1461 64799.000SH       SOLE                 1200.000         63599.000
                                                               125 5530.000 SH       DEFINED 0001091923                     5530.000
Ecolab Inc.                    COM              278865100     2258 71832.000SH       SOLE                 3175.000         68657.000
                                                                43 1363.000 SH       DEFINED 0001091923                     1363.000
Electronic Arts, Inc.          COM              285512109     1053 22905.000SH       SOLE                  450.000         22455.000
                                                                47 1025.000 SH       DEFINED 0001091923                     1025.000
Emerson Electric Company       COM              291011104      279 4500.000 SH       SOLE                                   4500.000
Exxon Mobil Corp.              COM              30231G102     3424 70854.568SH       SOLE                  575.000         70279.568
                                                              1084 22430.000SH       DEFINED 0001091923                    22430.000
First Data                     COM              319963104     2165 49769.000SH       SOLE                  800.000         48969.000
                                                               105 2425.000 SH       DEFINED 0001091923                     2425.000
General Electric Co.           COM              369604103     5225 155596.746SH      SOLE                 2925.000        152671.746
                                                               748 22275.000SH       DEFINED 0001091923                    22275.000
Gillette Co. Com.              COM              375766102     2111 50585.000SH       SOLE                 1800.000         48785.000
                                                               221 5300.000 SH       DEFINED 0001091923                     5300.000
GlaxoSmithKline ADR            ADR              37733W105      625 14283.000SH       SOLE                                  14283.000
                                                               135 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       67 5000.000 SH       SOLE                                   5000.000
                                                                79 5855.000 SH       DEFINED 0001091923                     5855.000
Home Depot                     COM              437076102     2424 61837.881SH       SOLE                  375.000         61462.881
                                                               434 11080.000SH       DEFINED 0001091923                    11080.000
Honeywell International Inc.   COM              438516106      276 7700.000 SH       SOLE                                   7700.000
                                                               154 4300.000 SH       DEFINED 0001091923                     4300.000
IBM Corp.                      COM              459200101      671 7825.000 SH       SOLE                  375.000          7450.000
                                                               327 3815.000 SH       DEFINED 0001091923                     3815.000
Intel Corp                     COM              458140100     2197 109543.237SH      SOLE                 4430.000        105113.237
                                                               196 9795.000 SH       DEFINED 0001091923                     9795.000
Jefferson Pilot Corp.          COM              475070108     2532 50981.395SH       SOLE                 2075.000         48906.395
                                                                32  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104     2050 36396.000SH       SOLE                 1100.000         35296.000
                                                                87 1545.000 SH       DEFINED 0001091923                     1545.000
Johnson Controls Inc.          COM              478366107     1560 27461.000SH       SOLE                 1425.000         26036.000
                                                                31  550.000 SH       DEFINED 0001091923                      550.000
L 3 Communications Holdings, I COM              502424104     1530 22838.000SH       SOLE                  625.000         22213.000
                                                                37  550.000 SH       DEFINED 0001091923                      550.000
Marriott Intl Inc New CL A     COM              571903202      275 5300.000 SH       SOLE                                   5300.000
McGraw-Hill Inc.               COM              580645109     4197 52665.000SH       SOLE                 1425.000         51240.000
                                                               141 1770.000 SH       DEFINED 0001091923                     1770.000
Merck & Co.                    COM              589331107     1501 45476.000SH       SOLE                 1765.000         43711.000
                                                                32  975.000 SH       DEFINED 0001091923                      975.000
Microsoft Corp.                COM              594918104     4094 148074.516SH      SOLE                 4250.000        143824.516
                                                               192 6950.000 SH       DEFINED 0001091923                     6950.000
Nextel Communications          COM              65332V103      789 33112.000SH       SOLE                  900.000         32212.000
                                                                21  900.000 SH       DEFINED 0001091923                      900.000
PepsiCo Inc.                   COM              713448108     2314 47560.000SH       SOLE                 1656.000         45904.000
                                                               495 10175.000SH       DEFINED 0001091923                    10175.000
Pfizer Inc.                    COM              717081103     3600 117647.766SH      SOLE                 3425.000        114222.766
                                                               363 11850.000SH       DEFINED 0001091923                    11850.000
Pitney-Bowes Inc.              COM              724479100      465 10550.000SH       SOLE                                  10550.000
                                                                62 1400.000 SH       DEFINED 0001091923                     1400.000
Procter & Gamble Co.           COM              742718109     1169 21595.000SH       SOLE                                  21595.000
                                                                49  910.000 SH       DEFINED 0001091923                      910.000
Quest Diagnostics              COM              74834l100     2772 31418.000SH       SOLE                  475.000         30943.000
                                                                86  975.000 SH       DEFINED 0001091923                      975.000
Regions Financial Corp.        COM              7591ep100       15  450.000 SH       SOLE                                    450.000
                                                               187 5647.000 SH       DEFINED 0001091923                     5647.000
SBC Communications             COM              78387g103      861 33164.616SH       SOLE                 3281.616         29883.000
                                                                47 1800.000 SH       DEFINED 0001091923                     1800.000
Schlumberger Ltd.              COM              806857108     3580 53184.654SH       SOLE                 1555.000         51629.654
                                                               131 1940.000 SH       DEFINED 0001091923                     1940.000
Sigma Aldrich Corp.            COM              826552101      824 14205.000SH       SOLE                  550.000         13655.000
                                                                58 1000.000 SH       DEFINED 0001091923                     1000.000
Sony Corp. ADR American SHS Ne ADR              835699307      808 23507.000SH       SOLE                 1500.000         22007.000
                                                                62 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     3626 120941.555SH      SOLE                 2725.000        118216.555
                                                               410 13665.000SH       DEFINED 0001091923                    13665.000
Standard & Poor's 500 Dep. Rec COM              78462f103      198 1775.988 SH       SOLE                                   1775.988
                                                                22  200.000 SH       DEFINED 0001091923                      200.000
Stryker Corp.                  COM              863667101     6397 133054.000SH      SOLE                 2720.000        130334.000
                                                               286 5950.000 SH       DEFINED 0001091923                     5950.000
Tidewater, Inc.                COM              886423102      342 10512.000SH       SOLE                  270.000         10242.000
Transocean Sedco Forex, Inc.   COM              G90078109      584 16333.000SH       SOLE                  825.000         15508.000
US BANCORP DEL COM NEW         COM              902973304      289 10000.000SH       DEFINED 0001091923                    10000.000
United Healthcare Corp.        COM              91324p102     2076 28155.000SH       SOLE                 1050.000         27105.000
                                                                31  425.000 SH       DEFINED 0001091923                      425.000
United Technologies Corp.      COM              913017109     2965 31748.000SH       SOLE                  900.000         30848.000
                                                               174 1865.000 SH       DEFINED 0001091923                     1865.000
Unizan Financial Corp.         COM              91528W101      248 9000.000 SH       SOLE                                   9000.000
Verizon Communications         COM              92343V104      415 10535.000SH       SOLE                  480.000         10055.000
                                                                76 1930.000 SH       DEFINED 0001091923                     1930.000
Wachovia Corp New              COM              929903102      353 7512.000 SH       DEFINED 0001091923                     7512.000
Wal Mart Stores Inc.           COM              931142103     4920 92476.000SH       SOLE                 1975.000         90501.000
                                                               237 4450.000 SH       DEFINED 0001091923                     4450.000
Walgreen Company               COM              931422109     1975 55114.000SH       SOLE                 2030.000         53084.000
                                                               177 4930.000 SH       DEFINED 0001091923                     4930.000
Washington Mutual, Inc.        COM              939322103      537 13740.000SH       SOLE                 1125.000         12615.000
                                                                79 2025.000 SH       DEFINED 0001091923                     2025.000
Weyerhaeuser Co.               COM              962166104     2418 36370.000SH       SOLE                 1115.000         35255.000
                                                               115 1725.000 SH       DEFINED 0001091923                     1725.000